UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            JUNE 30, 2008
                                                  ------------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      GREAT POINT PARTNERS, LLC
                  -----------------------------------------------------
Address:                   165 MASON STREET - 3RD FLOOR
                  -----------------------------------------------------
                           GREENWICH, CT  06830
                  -----------------------------------------------------

13F File Number:
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                               DR. JEFFREY R. JAY, M.D.
                  --------------------------------------------------------------
Title:                              SENIOR MANAGING MEMBER
                  --------------------------------------------------------------
Phone:                              203-971-3300
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:

  /s/Dr. Jeffrey R. Jay, M.D.          Greenwich, CT          August 14, 2008
-------------------------------      -----------------      -------------------
     [Signature]                       [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number                    Name

         28-
            -----------                     ------------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:             49
                                            ------------------

Form 13F Information Table Value Total:     $   466,661,449
                                             -----------------


List of Other Included Managers:            None


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                                                         OTHER  VOTING AUTHORITY
                               TITLE              MARKET VALUE   SHARE/PRN SHARE/ PUT/  INVESTMENT       MANA-  ----------------
NAME OF ISSUER               OF CLASS   CUSIP        (USD)         AMOUNT   PRN   CALL  DISCRETION       GERS     SOLE   SHARED None
----------------------------------------------------------------------------------------------------------------------------------
ABIOMED INC                    COM   003654100  $ 50,025,000.00   2,818,300   SH       Shared-Defined  None 2,818,300         0 None
ADOLOR CORP                    COM   00724X102  $ 12,140,000.00   2,215,365   SH       Shared-Defined  None 2,215,365         0 None
ALLIED HEALTHCARE INTL INC.    COM   01923A109  $  2,546,000.00   1,279,365   SH       Shared-Defined  None 1,279,365         0 None
ALTUS PHARMACEUTICALS INC      COM   02216N105  $  7,343,000.00   1,650,000   SH       Shared-Defined  None 1,650,000         0 None
AMAG PHARMACEUTICALS, INC.     COM   00163U106  $ 34,100,000.00   1,000,000   SH       Shared-Defined  None 1,000,000         0 None
AMERIGROUP CORPORATION         COM   03073T102  $  5,127,000.00     246,500   SH       Shared-Defined  None   246,500         0 None
ANADYS PHARMACEUTICALS, INC.   COM   03252Q408  $  5,317,000.00   2,363,286   SH       Shared-Defined  None 2,363,286         0 None
ARQULE INC                     COM   04269E107  $  5,069,000.00   1,559,724   SH       Shared-Defined  None 1,559,724         0 None
ARTHROCARE CORP                COM   043136100  $ 16,732,000.00     410,000   SH       Shared-Defined  None   410,000         0 None
AVALON PHARMACEUTICALS INC     COM   05346P106  $    904,000.00     760,000   SH       Shared-Defined  None   760,000         0 None
CALL/AMAG(YJWAM)
  @ 65 EXP 01/16/2010          CALL  00163U106  $    617,000.00         875   SH  CALL Shared-Defined  None       875         0 None
CALL/AMAG(YJWAR)
  @ 90 EXP 01/16/2010          CALL  00163U106  $     72,000.00         224   SH  CALL Shared-Defined  None       224         0 None
CALL/ISPH(ZSAAU)
  @ 7.5 EXP 01/17/2009         CALL  457733103  $    163,000.00       5,000   SH  CALL Shared-Defined  None     5,000         0 None
CALL/UTHR(WUMAU)
  @ 130 EXP 01/16/2010         CALL  91307C102  $    481,000.00         340   SH  CALL Shared-Defined  None       340         0 None
CHINA MEDICAL TECHNOLOGIES INC
  SPONSORED ADR                COM   169483104  $  4,940,000.00     100,000   SH       Shared-Defined  None   100,000         0 None
CYPRESS BIOSCIENCE INC         COM   232674507  $ 14,380,000.00   2,000,000   SH       Shared-Defined  None 2,000,000         0 None
FIVE STAR QUALITY CARE INC     COM   33832D106  $ 11,943,000.00   2,525,000   SH       Shared-Defined  None 2,525,000         0 None
GENTIUM SPA SPONSORED ADR      COM   37250B104  $  1,451,000.00     425,532   SH       Shared-Defined  None   425,532         0 None
HEALTH NET INC                 COM   42222G108  $  4,812,000.00     200,000   SH       Shared-Defined  None   200,000         0 None
HUMANA INC.                    COM   444859102  $    298,000.00       7,500   SH       Shared-Defined  None     7,500         0 None
INSPIRE PHARMACEUTICALS INC    COM   457733103  $  7,194,000.00   1,680,756   SH       Shared-Defined  None 1,680,756         0 None
INTEGRA LIFESCIENCES
  HOLDING CORPORATION          COM   457985208  $  5,782,000.00     130,000   SH       Shared-Defined  None   130,000         0 None
KENDLE INTERNATIONAL INC       COM   48880L107  $  8,174,000.00     225,000   SH       Shared-Defined  None   225,000         0 None
KERYX BIOPHARMACEUTICALS INC   COM   492515101  $      7,000.00      15,000   SH       Shared-Defined  None    15,000         0 None
MAP PHARMACEUTICALS, INC.      COM   56509R108  $     12,000.00       1,200   SH       Shared-Defined  None     1,200         0 None
MC DONALDS CORP                COM   580135101  $    281,000.00       5,000   SH       Shared-Defined  None     5,000         0 None
MEDECISION INC.                COM   58406P102  $ 11,952,000.00   1,797,297   SH       Shared-Defined  None 1,797,297         0 None
MEMORY PHARMACEUTICALS CORP    COM   58606R403  $  3,840,000.00   9,845,200   SH       Shared-Defined  None 9,845,200         0 None
MERIT MEDICAL SYS INC          COM   589889104  $    368,000.00      25,000   SH       Shared-Defined  None    25,000         0 None
NEUROBIOLOGICAL
  TECHNOLOGIES, INC            COM   64124W304  $  2,314,000.00   1,629,680   SH       Shared-Defined  None 1,629,680         0 None
NOVAMED INC                    COM   66986W108  $  5,090,000.00   1,350,000   SH       Shared-Defined  None 1,350,000         0 None
NPS PHARMACEUTICALS INC        COM   62936P103  $  9,989,000.00   2,244,795   SH       Shared-Defined  None 2,244,795         0 None
PHARMANET DEVELOPMENT GRP INC  COM   717148100  $    789,000.00      50,000   SH       Shared-Defined  None    50,000         0 None
PUT/ZMH(ZMHSN)
  @ 70 EXP 07/19/2008          PUT   98956P102  $    515,000.00       2,000   SH  PUT  Shared-Defined  None     2,000         0 None
QUESTCOR PHARMACEUTICALS INC   COM   74835Y101  $  4,640,000.00   1,000,000   SH       Shared-Defined  None 1,000,000         0 None
RESMED INC.                    COM   761152107  $  3,574,000.00     100,000   SH       Shared-Defined  None   100,000         0 None
THERMO FISHER SCIENTIFIC INC   COM   883556102  $  6,966,000.00     125,000   SH       Shared-Defined  None   125,000         0 None
TONGJITANG CHINESE MED CO
  SPONSORED ADR                COM   89025E103  $  3,065,000.00     735,000   SH       Shared-Defined  None   735,000         0 None
TRANSITION THERAPEUTICS INC.   COM   893716209  $ 26,470,000.00   1,970,938   SH       Shared-Defined  None 1,970,938         0 None
ULTRASHORT MID CAP 400
  PROSHRS ETF                  ETF   74347R859  $ 28,230,000.00     502,500   SH       Shared-Defined  None   502,500         0 None
ULTRASHORT MSCI EMERGING
  MARKETS PROSHARES - ETF      ETF   74347R354  $ 11,335,000.00     149,951   SH       Shared-Defined  None   149,951         0 None
ULTRASHORT RUSSELL 2000
  PROSHARES - ETF              ETF   74347R834  $  7,880,000.00     100,000   SH       Shared-Defined  None   100,000         0 None
UNITED THERAPEUTICS CORP       COM   91307C102  $ 26,881,000.00     275,000   SH       Shared-Defined  None   275,000         0 None
UNIVERSAL AMERICAN FINANCIAL
  CORPORATION                  COM   913377107  $    697,000.00      68,200   SH       Shared-Defined  None    68,200         0 None
VALEANT PHARMACEUTICALS INTL   COM   91911X104  $ 19,451,000.00   1,136,800   SH       Shared-Defined  None 1,136,800         0 None
WELLCARE HEALTH PLANS INC      COM   94946T106  $ 31,043,000.00     858,725   SH       Shared-Defined  None   858,725         0 None
WELLPOINT, INC.                COM   94973V107  $ 26,451,000.00     555,000   SH       Shared-Defined  None   555,000         0 None
WRIGHT MED GROUP INC           COM   98235T107  $ 11,648,000.00     410,000   SH       Shared-Defined  None   410,000         0 None
BIODEL, INC.                   COM   09064M105  $ 23,563,449.00   1,812,573   SH       Shared-Defined  None         0 1,812,573 None

                                               -----------------------------
                                                $466,661,449.00  48,367,626
                                               =============================